Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000133119
Shareholder Report [Line Items]
Fund Name	ARK Genomic Revolution ETF
Class Name	ARK Genomic Revolution ETF
Trading Symbol	ARKG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$71	0.75%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts. Still, many companies in the genomics space remain under pressure as they prioritize long-term growth over near-term profitability.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Adaptive Biotechnologies Corp. (ADPT). Shares of ADPT rose during the period after strong performance in its 1Q25 earnings, marked by a 34% growth in MRD (Minimal Residual Disease) revenue, driven by an uptick in clonoSEQ test volume. The company raised its full-year MRD revenue guidance, highlighting the scalability and momentum in its MRD business, while also reducing its operating expenses and cash burn targets.

• Additional contributors to performance included Tempus AI, Inc., Guardant Health, Inc., Personalis, Inc., and Accolade, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Twist Bioscience Corp. (TWST). Shares of TWST detracted from the Fund performance following the NIH's announcement to cut indirect costs on grants, which is expected to significantly impact research funding and spending behavior among researchers.

• Additional detractors from performance included Intellia Therapeutics, Inc., Beam Therapeutics, Inc., Recursion Pharmaceuticals, Inc., and Arcturus Therapeutics Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Genomic Revolution ETF - NAV	Nasdaq Healthcare Index	MSCI World Index (Net)	S&P 500 Index
7/31/15	$10,000	$10,000	$10,000	$10,000
7/31/16	$8,263	$8,040	$9,954	$10,561
7/31/17	$9,805	$8,901	$11,559	$12,256
7/31/18	$13,119	$10,126	$12,932	$14,246
7/31/19	$15,726	$9,656	$13,400	$15,384
7/31/20	$25,225	$12,356	$14,369	$17,223
7/31/21	$39,978	$15,158	$19,409	$23,500
7/31/22	$17,482	$10,529	$17,630	$22,410
7/31/23	$18,088	$11,346	$20,007	$25,327
7/31/24	$12,847	$12,446	$23,675	$30,936
7/31/25	$11,376	$11,582	$27,396	$35,989

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Genomic Revolution ETF - NAV	-11.46%	-14.72%	1.30%
Nasdaq Healthcare Index	-6.94%	-1.29%	1.48%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,011,802,935
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,564,967
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,011,802,935
  Total number of portfolio holdings35
  Total advisory fees paid$8,564,967
  Period portfolio turnover rate33%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	98.5%
Information Technology	1.4%
Financials (Money Market Fund)	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000133120
Shareholder Report [Line Items]
Fund Name	ARK Autonomous Technology & Robotics ETF
Class Name	ARK Autonomous Technology & Robotics ETF
Trading Symbol	ARKQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$102	0.75%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

 • The top contributor to performance during the period was Rocket Lab Corp (RKLB). Shares of RKLB contributed to performance during the period driven by several positive developments. The company was on-ramped to multi-billion-dollar U.S. and U.K. defense contracts for hypersonic technologies, was selected by Kratos for a MACH-TB 2.0 test launch and secured its first dedicated satellite launch mission for the European Space Agency. The company also agreed to acquire Geost for $275 million, expanding into EO/IR satellite payloads.

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Palantir Technologies, Inc., Tesla, Inc., and Archer Aviation, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Teradyne, Inc. (TER). Shares of TER detracted from the Fund’s performance during the period as continued softness in its industrial automation and robotics segments persisted. In March 2025, management lowered near-term guidance for its semiconductor business at its investor day, citing potential tariffs and trade restrictions.

 • Additional detractors from performance included Iridium Communications, Inc., 3D Systems Corp., Intuitive Machines, Inc., and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Autonomous Technology & Robotics ETF - NAV	MSCI World Index (Net)	S&P 500 Index	Nasdaq Industrials Index
7/31/15	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,770	$9,954	$10,561	$10,291
7/31/17	$15,351	$11,559	$12,256	$12,243
7/31/18	$18,400	$12,932	$14,246	$14,612
7/31/19	$17,911	$13,400	$15,384	$15,537
7/31/20	$28,555	$14,369	$17,223	$19,797
7/31/21	$44,348	$19,409	$23,500	$25,606
7/31/22	$30,921	$17,630	$22,410	$21,692
7/31/23	$32,420	$20,007	$25,327	$22,483
7/31/24	$31,170	$23,675	$30,936	$24,050
7/31/25	$53,504	$27,396	$35,989	$28,813

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Autonomous Technology & Robotics ETF - NAV	71.66%	13.38%	18.26%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%
Nasdaq Industrials Index	19.80%	7.79%	11.16%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,252,402,839
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 6,775,464
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,252,402,839
  Total number of portfolio holdings35
  Total advisory fees paid$6,775,464
  Period portfolio turnover rate27%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	44.2%
Information Technology	30.2%
Consumer Discretionary	15.5%
Communication Services	6.2%
Energy	1.6%
Utilities	1.2%
Health Care	0.9%
Financials (Money Market Fund)	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133121
Shareholder Report [Line Items]
Fund Name	ARK Innovation ETF
Class Name	ARK Innovation ETF
Trading Symbol	ARKK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$99	0.75%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts. Still, many companies in the genomics space remain under pressure as they prioritize long-term growth over near-term profitability.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Palantir Technologies, Inc. (PLTR). Shares of PLTR contributed to the Fund’s performance during the period following a strong Q42024 earnings report that showcased significant growth in U.S. customers and commercial revenue. The stock surged as the company reported a 64% increase in U.S. commercial revenue year-over-year and provided an optimistic outlook for fiscal year 2025, indicating continued demand for its AI-driven platforms, particularly from government clients. The company also launched partnerships with R1, L3Harris, and the U.S. Army, further bolstering its positioning in healthcare and defense.

• Additional contributors to performance included ROBLOX Corp., Robinhood Markets, Inc., Circle Internet Group, Inc., and Coinbase Global, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Intellia Therapeutics, Inc. (NTLA). Shares of NTLA detracted from the Fund’s performance after the company released data from its Phase 2 trials for NTLA-2002, an in-vivo CRISPR-Cas9 therapy for hereditary angioedema (HAE). With no serious adverse side-effects, NTLA-2002 at the 50mg dose level reduced mean monthly attack rates by 77% and 81% during weeks 1-16 and 5-16, respectively, compared to the placebo. Importantly, eight of eleven patients had no attacks.

• Additional detractors from performance included Beam Therapeutics, Inc., Twist Bioscience Corp., Recursion Pharmaceuticals, Inc., and 10x Genomics, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
7/31/15	$10,000	$10,000	$10,000
7/31/16	$9,828	$9,954	$10,561
7/31/17	$14,103	$11,559	$12,256
7/31/18	$21,489	$12,932	$14,246
7/31/19	$24,100	$13,400	$15,384
7/31/20	$40,203	$14,369	$17,223
7/31/21	$60,966	$19,409	$23,500
7/31/22	$23,141	$17,630	$22,410
7/31/23	$25,850	$20,007	$25,327
7/31/24	$23,329	$23,675	$30,936
7/31/25	$38,565	$27,396	$35,989

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Innovation ETF - NAV	65.31%	-0.83%	14.45%
MSCI World Index (Net)	15.72%	13.78%	10.60%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 8,037,586,439
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 45,202,657
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,037,586,439
  Total number of portfolio holdings42
  Total advisory fees paid$45,202,657
  Period portfolio turnover rate43%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	26.1%
Health Care	22.0%
Communication Services	18.8%
Consumer Discretionary	14.2%
Financials	13.5%
Industrials	5.2%
Financials (Money Market Fund)	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133122
Shareholder Report [Line Items]
Fund Name	ARK Next Generation Internet ETF
Class Name	ARK Next Generation Internet ETF
Trading Symbol	ARKW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$113	0.75%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Robinhood Markets, Inc. (HOOD). The company reported strong first quarter earnings, including revenue growth of 50% year-over-year that beat Wall Street expectations. The company also demonstrated exceptional product velocity, unveiling several new features and hosting a dedicated event focused on its crypto strategy. As part of its crypto push, the company launched a promotion matching 2% of any crypto deposits made to the platform. At its highly anticipated crypto event, the company announced the introduction of tokenized stocks and ETFs for EU customers, the launch of 24/5 commission-free trading of tokenized U.S. securities, and the development of a proprietary Layer 2 blockchain built on Arbitrum to support tokenized assets.  The company also introduced advanced Robinhood Legend charts on its mobile app and added crypto rewards to its Robinhood Gold credit card.

• Additional contributors to performance included Palantir Technologies, Inc., ROBLOX Corp., ARK 21Shares Bitcoin ETF, and Circle Internet Group, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Nextdoor Holdings, Inc. (NXDR). Shares of NXDR traded down following the company's fourth-quarter earnings report. While the company posted 17% year-over-year revenue growth to $65 million and delivered its first positive quarterly Adjusted EBITDA as a public company, investor focus appeared to shift toward the company’s long-term strategy. Management emphasized a decisive transition from vision to execution with its product transformation initiative, "NEXT," set to roll out by mid-2025. While early signals from the initiative have been encouraging, the market may be reacting to the timeline and execution risks associated with the shift. CEO Nirav Tolia expressed confidence in the strategy, highlighting its potential to drive engagement and enhance advertiser performance on the platform.

• Additional detractors from performance included PagerDuty, Inc., GitLab, Inc., Salesforce, Inc., and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Next Generation Internet ETF - NAV	S&P 500 Index	MSCI World Index (Net)
7/31/15	$10,000	$10,000	$10,000
7/31/16	$10,444	$10,561	$9,954
7/31/17	$15,896	$12,256	$11,559
7/31/18	$24,276	$14,246	$12,932
7/31/19	$26,093	$15,384	$13,400
7/31/20	$49,610	$17,223	$14,369
7/31/21	$74,448	$23,500	$19,409
7/31/22	$28,332	$22,410	$17,630
7/31/23	$34,918	$25,327	$20,007
7/31/24	$40,686	$30,936	$23,675
7/31/25	$82,129	$35,989	$27,396

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Next Generation Internet ETF - NAV	101.87%	10.61%	23.44%
S&P 500 Index	16.33%	15.88%	13.66%
MSCI World Index (Net)	15.72%	13.78%	10.60%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 2,506,358,485
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 12,496,502
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,506,358,485
  Total number of portfolio holdings45
  Total advisory fees paid$12,496,502
  Period portfolio turnover rate44%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	37.9%
Financials	24.0%
Communication Services	22.1%
Consumer Discretionary	15.8%
Financials (Money Market Fund)	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000209702
Shareholder Report [Line Items]
Fund Name	ARK Fintech Innovation ETF
Class Name	ARK Fintech Innovation ETF
Trading Symbol	ARKF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$112	0.75%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was FARO Technologies, Inc. (FARO). Shares of FARO contributed to the Fund’s performance following AMETEK’s agreement to acquire the company for $920 million in cash, pricing the shares at $44 each, subject to regulatory approvals. The transaction closed on July 21, 2025.

• Additional contributors to performance included Xometry, Inc., Siemens AG, and Proto Labs, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was 3D Systems Corp. (DDD). Shares of DDD detracted from the Fund’s performance following weaker-than-expected first-quarter results amid a challenging capital spending environment. Citing macroeconomic uncertainties, management withdrew its prior full-year guidance while reaffirming its focus on profitability. Later in the period, the company issued a $92 million convertible note to retire existing debt and extend maturities to 2030.

• Additional detractors from performance included Nano Dimension Ltd., DENTSPLY SIRONA, Inc., Desktop Metal, Inc., and HP, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Fintech Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
2/1/19	$10,000	$10,000	$10,000
7/31/19	$11,421	$10,901	$11,121
7/31/20	$18,314	$11,689	$12,450
7/31/21	$25,746	$15,789	$16,988
7/31/22	$9,098	$14,342	$16,200
7/31/23	$12,275	$16,276	$18,308
7/31/24	$13,843	$19,260	$22,363
7/31/25	$27,259	$22,287	$26,016

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/4/2019
ARK Fintech Innovation ETF - NAV	96.91%	8.28%	16.70%
MSCI World Index (Net)	15.72%	13.78%	13.14%
S&P 500 Index	16.33%	15.88%	15.86%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,359,975,197
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 7,554,930
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,359,975,197
  Total number of portfolio holdings42
  Total advisory fees paid$7,554,930
  Period portfolio turnover rate32%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	44.1%
Information Technology	25.4%
Communication Services	19.1%
Consumer Discretionary	9.7%
Real Estate	1.6%
Financials (Money Market Fund)	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000226276
Shareholder Report [Line Items]
Fund Name	ARK Space Exploration & Innovation ETF
Class Name	ARK Space Exploration & Innovation ETF
Trading Symbol	ARKX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$100	0.74%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Rocket Lab Corp (RKLB). Shares of RKLB contributed to performance during the period driven by several positive developments. The company was on-ramped to multi-billion-dollar U.S. and U.K. defense contracts for hypersonic technologies, was selected by Kratos for a MACH-TB 2.0 test launch and secured its first dedicated satellite launch mission for the European Space Agency. The company also agreed to acquire Geost for $275 million, expanding into EO/IR satellite payloads.

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Palantir Technologies, Inc., Archer Aviation, Inc. and AeroVironment, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Teradyne, Inc. (TER). Shares of TER detracted from the Fund’s performance during the period as continued softness in its industrial automation and robotics segments persisted. In March 2025, management lowered near-term guidance for its semiconductor business at its investor day, citing potential tariffs and trade restrictions.

• Additional detractors from performance included Iridium Communications, Inc., Mynaric AG, Intuitive Machines, Inc, and 3D Systems Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Space Exploration & Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
3/30/21	$10,000	$10,000	$10,000
7/31/21	$10,177	$10,994	$11,154
7/31/22	$7,466	$9,986	$10,636
7/31/23	$7,785	$11,333	$12,021
7/31/24	$7,643	$13,411	$14,683
7/31/25	$13,065	$15,518	$17,081

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 3/30/2021
ARK Space Exploration & Innovation ETF - NAV	70.93%	6.36%
MSCI World Index (Net)	15.72%	10.66%
S&P 500 Index	16.33%	13.14%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 399,777,740
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,065,581
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$399,777,740
  Total number of portfolio holdings32
  Total advisory fees paid$2,065,581
  Period portfolio turnover rate24%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	61.4%
Information Technology	24.5%
Communication Services	8.0%
Consumer Discretionary	4.9%
Equity Fund	0.9%
Financials (Money Market Fund)	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000164426
Shareholder Report [Line Items]
Fund Name	The 3D Printing ETF
Class Name	The 3D Printing ETF
Trading Symbol	PRNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was FARO Technologies, Inc. (FARO). Shares of FARO contributed to the Fund’s performance following AMETEK’s agreement to acquire the company for $920 million in cash, pricing the shares at $44 each, subject to regulatory approvals. The transaction closed on July 21, 2025.

• Additional contributors to performance included Xometry, Inc., Siemens AG, and Proto Labs, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was 3D Systems Corp. (DDD). Shares of DDD detracted from the Fund’s performance following weaker-than-expected first-quarter results amid a challenging capital spending environment. Citing macroeconomic uncertainties, management withdrew its prior full-year guidance while reaffirming its focus on profitability. Later in the period, the company issued a $92 million convertible note to retire existing debt and extend maturities to 2030.

• Additional detractors from performance included Nano Dimension Ltd., DENTSPLY SIRONA, Inc., Desktop Metal, Inc., and HP, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The 3D Printing ETF - NAV	Total 3D-Printing Index	MSCI World Index (Net)	S&P 500 Index
7/19/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,015	$10,022	$10,107	$10,034
7/31/2017	$12,760	$12,977	$11,736	$11,644
7/31/2018	$12,371	$12,653	$13,131	$13,535
7/31/2019	$11,351	$11,717	$13,606	$14,616
7/31/2020	$11,482	$11,963	$14,590	$16,364
7/31/2021	$19,607	$20,433	$19,707	$22,328
7/31/2022	$11,934	$12,554	$17,901	$21,292
7/31/2023	$12,603	$13,154	$20,315	$24,063
7/31/2024	$10,647	$11,190	$24,040	$29,392
7/31/2025	$11,217	$11,812	$27,818	$34,193

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 7/19/2016
The 3D Printing ETF - NAV	5.36%	-0.47%	1.28%
Total 3D-Printing Index	5.56%	-0.25%	1.86%
MSCI World Index (Net)	15.72%	13.78%	11.99%
S&P 500 Index	16.33%	15.88%	14.58%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 74,717,040
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 572,515
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,717,040
  Total number of portfolio holdings49
  Total advisory fees paid$572,515
  Period portfolio turnover rate42%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	40.7%
Information Technology	28.0%
Health Care	13.3%
Materials	6.1%
Financials (Money Market Fund)	6.0%
Consumer Discretionary	5.8%
Consumer Staples	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000164427
Shareholder Report [Line Items]
Fund Name	ARK Israel Innovative Technology ETF
Class Name	ARK Israel Innovative Technology ETF
Trading Symbol	IZRL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$60	0.49%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2025. The headwinds that once pressured disruptive technologies shifted into structural tailwinds, supported by broadening market participation, favorable policy shifts around crypto, AI, and healthcare, and potential fiscal catalysts like tax cuts.

ARK’s research suggests that a rolling recession began in the spring of 2022, when the Federal Reserve raised interest rates 22-fold in just over a year. We believe that waning pricing power is likely to force corporations into further employment cutbacks to preserve margins. Innovation often takes root in turbulent times: when consumers and businesses confront uncertainty, they are more willing to adopt better, faster, and less costly solutions.

Top contributors to relative performance

• The top contributor to performance during the period was Qualitau Ltd. (QLTU). Shares of QLTU contributed to the Fund’s performance as the company delivered strong revenue and earnings growth, supported by robust margins and efficient capital allocation. Net income rose 13% year-over-year to $13.9 million. The company also maintained a solid balance sheet with ample cash and minimal debt, alongside a growing dividend program.

• Additional contributors to performance included Bet Shemesh Engines Holdings 1997 Ltd., Aryt Industries Ltd., Pagaya Technologies Ltd., and Elbit Systems Ltd.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Nano-X Imaging Ltd. (NNOX). Shares of NNOX detracted from the Fund’s performance due to its widening net loss, $14.1 million in Q4 2024, up from $10.2 million a year earlier, and persistently negative margins, including a gross loss of $2.9 million, which weighed on valuations despite operational progress.

• Additional detractors from performance included Valens Semiconductor Ltd., Playtika Holdings Corp., Compugen Ltd., Sapiens International Corp. NV, and Inmode Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Israel Innovative Technology ETF - NAV	ARK Israeli Innovation Index	MSCI World Index (Net)	S&P 500 Index
12/5/2017	$10,000	$10,000	$10,000	$10,000
7/31/2018	$10,427	$10,420	$10,534	$10,798
7/31/2019	$10,591	$10,600	$10,915	$11,660
7/31/2020	$13,165	$13,514	$11,705	$13,054
7/31/2021	$15,937	$16,662	$15,810	$17,812
7/31/2022	$10,233	$10,852	$14,361	$16,986
7/31/2023	$10,614	$11,227	$16,297	$19,196
7/31/2024	$10,591	$11,264	$19,285	$23,448
7/31/2025	$14,563	$15,706	$22,316	$27,278

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/5/2017
ARK Israel Innovative Technology ETF - NAV	37.51%	2.04%	5.03%
ARK Israeli Innovation Index	39.44%	3.05%	6.08%
MSCI World Index (Net)	15.72%	13.78%	11.06%
S&P 500 Index	16.33%	15.88%	14.01%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 117,972,169
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 489,379
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$117,972,169
  Total number of portfolio holdings60
  Total advisory fees paid$489,379
  Period portfolio turnover rate56%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	51.4%
Industrials	15.8%
Communication Services	11.5%
Health Care	10.3%
Consumer Discretionary	6.7%
Financials	1.8%
Consumer Staples	1.7%
Financials (Money Market Fund)	0.8%
Total	100.0%

Material Fund Change [Text Block]